SCHEDULE OF INCOME TAX EXPENSES BENEFIT (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income tax provision (benefit) at statutory rate					$ 281,000	$ (3,739,900)
State income taxes, net of federal benefit					(200)	(200)
Non-deductible expenses					1,007,400	5,467,600
Non-taxable gains					(1,483,900)	(2,636,900)
Other					600	1,100
Valuation allowance					195,100	908,300
Income tax expense benefit, total